RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		2 Months Ended	3 Months Ended	11 Months Ended
	Mar. 28, 2025	Mar. 31, 2024	Mar. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
[custom:RedemptionOfPublicSharesPercentage]			100.00%	100.00%
Notes Payable, Current			$ 15,014	$ 0
[custom:WorkingCapitalLoansOutstanding-0]				$ 0
Affiliate Sponsor [Member]
Related Party Transaction [Line Items]
Debt Instrument, Convertible, Conversion Price			$ 10.00	$ 10.00
Administrative Service Agreement [Member]
Related Party Transaction [Line Items]
Administrative Fees Expense			$ 10,000	$ 10,000
Maximum [Member]
Related Party Transaction [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, Forfeited		375,000	375,000	375,000
Maximum [Member] | Affiliate Sponsor [Member]
Related Party Transaction [Line Items]
[custom:WorkingCapitalLoans-0]			$ 1,500,000	$ 1,500,000
Maximum [Member] | Unsecured Promissory Note [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount			$ 250,000	$ 250,000
Founder Shares [Member]
Related Party Transaction [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, Forfeited	100
Over-Allotment Option [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues			115,000	115,000
Sponsor [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, Forfeited			375,000	375,000
Sponsor [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues			2,875,000	2,875,000
Related Party Transaction, Purchases from Related Party			$ 25,000	$ 25,000
Sale of Stock, Price Per Share			$ 0.009	$ 0.009
[custom:OwnershipPercentageOfIssuedAndOutstandingShares]			25.00%	25.00%
Sponsor [Member] | Over-Allotment Option [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues			272,500	272,500
Shares Issued, Shares, Share-Based Payment Arrangement, Forfeited			375,000	375,000
Sponsor [Member] | Public Shares and Founder Shares [Member]
Related Party Transaction [Line Items]
[custom:OwnershipPercentageOfIssuedAndOutstandingShares]			25.00%	25.00%